UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: August 30

Date of reporting period: November 30, 2006

Item 1. Schedule of Investments.
Lighthouse Opportunity Fund

SCHEDULE OF INVESTMENTS at November 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS: 68.0%
	Automobiles & Components: 1.1%
2,100	Autoliv, Inc.	$123,081
	Capital Goods: 0.8%
11,600	Sypris Solutions, Inc.	86,536
	Commercial Services & Supplies: 4.5%
2,800	Apollo Group, Inc. (a)	108,612
6,500	Barrett Business Services, Inc.	156,000
4,600	Career Education Corp. (a)	116,150
9,900	Corinthian Colleges, Inc. (a)	127,710
		508,472
	Energy: 6.7%
3,600	Anadarko Petroleum Corp.	177,696
2,500	National Oilwell Varco, Inc. (a)	166,275
4,700	Precision Drilling Trust	117,030
6,800	Tesco Corp. (a)	115,940
3,300	Ultra Petroleum Corp. (a)	177,870
		754,811
	Health Care Equipment & Services: 5.2%
5,800	Amsurg Corp. (a)	119,074
4,600	Apria Healthcare Group, Inc. (a)	114,862
11,800	Cardiac Science Corp. (a)	96,288
2,900	Triad Hospitals, Inc. (a)	123,308
2,800	UnitedHealth Group, Inc.	137,424
		590,956
	Health Care Equipment & Supplies: 1.4%
6,900	Syneron Medical, Ltd (a)	160,011
	Hotels Restaurants & Leisure: 2.6%
9,100	AFC Enterprises Inc. (a)	155,610
2,700	Buffalo Wild Wings, Inc. (a)	144,153
		299,763
	Insurance: 3.7%
1,650	The Allstate Corp.	104,742
12,400	Clark, Inc.	203,360
2,200	The St. Paul Travelers Cos., Inc.	113,982
		422,084
	Materials: 1.8%
6,600	Alpha Natural Resources, Inc. (a)	103,950
4,900	Fording Canadian Coal Trust	105,154
		209,104
	Media: 5.9%
5,100	CBS Corp. - Class B	151,725
6,900	Clear Channel Communications, Inc.	242,604
1,700	R.H. Donnelley Corp. (a)	105,400
4,450	Viacom, Inc. - Class A (a)	166,920
		666,649
	Pharmaceuticals & Biotechnology: 6.2%
7,800	Aspreva Pharmaceuticals Corp. (a)	154,986
4,100	Celgene Corp. (a)	228,493
8,266	EPIX Pharmaceuticals, Inc. (a)	38,106
11,600	Isis Pharmaceuticals, Inc. (a)	118,436
11,500	Salix Pharmaceuticals, Ltd. (a)	161,575
		701,596
	Retailing: 5.6%
5,500	Christopher & Banks Corp.	103,345
11,600	Collegiate Pacific, Inc.	111,940
8,300	Haverty Furniture Cos., Inc.	115,702
5,500	Petsmart, Inc.	162,690
7,700	Tuesday Morning Corp.	135,520
		629,197
	Semiconductors & Semiconductor Equipment: 6.9%
3,900	Analog Devices, Inc.	126,828
3,100	International Rectifier Corp. (a)	124,000
5,000	Microchip Technology, Inc.	170,550
10,500	OmniVision Technologies, Inc. (a)	171,045
5,800	Standard Microsystems Corp. (a)	184,846
		777,269
	Software & Services: 2.0%
10,500	Bottomline Technologies, Inc. (a)	109,935
2,500	First Data Corp.	63,125
2,500	Western Union Co.	57,000
		230,060
	Technology Hardware & Equipment: 10.5%
5,300	Avocent Corp. (a)	184,334
9,300	Digi International, Inc. (a)	123,597
19,200	Hypercom Corp. (a)	127,104
5,550	Intevac, Inc. (a)	151,460
5,100	Newport Corp. (a)	110,823
5,171	Oplink Communications, Inc. (a)	103,161
6,600	OSI Systems, Inc. (a)	125,334
12,600	Radyne Corp. (a)	126,126
11,600	Universal Display Corp. (a)	143,028
		1,194,967
	Transportation: 3.1%
6,500	Eagle Bulk Shipping, Inc.	108,485
3,400	Frontline, Ltd. - ADR	121,380
3,500	Pacer International, Inc.	104,825
829	Ship Finance International, Ltd.	18,445
		353,135
	TOTAL COMMON STOCKS
	(Cost $6,320,951)	7,707,691

	MASTER LIMITED PARTNERSHIP: 1.9%
	Energy: 1.9%
4,100	Plains All American Pipeline L.P.	207,050
	TOTAL MASTER LIMITED PARTNERSHIP
	(Cost $46,143)	207,050

	SHORT-TERM INVESTMENTS: 30.1%
	Money Market Investments: 30.1%
494,985	Aim Liquid Assets	494,985
2,917,019	Treasury Cash Series II	2,917,019
	TOTAL-SHORT TERM INVESTMENTS
	(Cost $3,412,004)	3,412,004
	TOTAL INVESTMENTS IN SECURITIES: 100.0%
	(Cost $9,779,098)	11,326,745
	Other Assets in Excess of Liabilities: 0.0%	3,947
	TOTAL NET ASSETS: 100.0%	$11,330,692

(a)	Non-income producing security.
ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at November 30, 2006 was as follows:
Cost of investments*	$9,779,098
Gross unrealized appreciation	1,900,006
Gross unrealized depreciation	(352,359)
Net unrealized appreciation	$1,547,647

*     Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)  /s/Robert M. Slotky
Robert M. Slotky, President

Date  1/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  1/22/07

By (Signature and Title)*   /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  1/22/07

* Print the name and title of each signing officer under his or her signature.